Subsequent Events (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018
Repayment of outstanding principal amount			$ 40,000
Subsequent Event [Member]
Number of ordinary shares issuance	1,300,214
Subsequent Event [Member] | Modified Hana Loan [Member]
Repayment of outstanding principal amount		$ 10,000